SHARE-BASED PAYMENT - Changes in outstanding RSU (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 shares
Number of Units
Vested	(41,775)
RSU
Number of Units
Balance at January 1, 2024	919,750
Granted	382,988	0
Vested	(41,775)
Cancelled	(102,013)
Units outstanding at June 30, 2024	1,158,950
Weighted- average fair value
Balance at January 1, 2024 | $ / shares	$ 2.76
Granted | $ / shares	2.86
Vested | $ / shares	2.36
Cancelled | $ / shares	2.74
Units outstanding at June 30, 2024 | $ / shares	$ 2.80
Restricted share units	382,988	0
Unrecognized compensation cost | $	$ 1,235
Weighted-average period	2 years 6 months 3 days